Leases - ROU Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Assets:
Operating leases, net	$ 57.8	$ 46.4
Finance leases, net	2.3	2.7
Total right-of-use assets	60.1	49.1
Operating leases:
Current	12.5	7.8
Non-Current	63.1	53.3
Total operating lease liabilities	75.6	61.1
Finance leases:
Current	1.1	1.0
Non-Current	1.5	1.9
Total finance lease liabilities	2.6	2.9
Total lease liabilities	$ 78.2	$ 64.0